VESSELS HELD UNDER CAPITAL LEASES - Schedule of Purchase Options (Details) - Golden Eclipse $ in Thousands	Jun. 30, 2018 USD ($)
Capital Leased Assets [Line Items]
Purchase option net of sellers credit, year two	$ 36,250
Purchase option net of sellers credit, year three	$ 33,550